Stock-Based Compensation - Schedule of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock-based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 1,099	$ 1,239	$ 1,941	$ 383
Research and development [Member]
Schedule of Stock-based Compensation Expense [Line Items]
Total stock-based compensation expense	331	947	1,416	224
Selling, general, and administrative [Member]
Schedule of Stock-based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 768	$ 292	$ 525	$ 159